FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments	Financial Instruments

Financial instruments include cash; evidence of ownership in an entity; or a contract that imposes an obligation on one party and conveys a right to a second entity to deliver/receive cash or another financial instrument. Information on certain types of financial instruments is included elsewhere in these consolidated financial statements as follows: accounts receivable (note 18); and
restricted share units (note 34a).
a) Cash and Equivalents
Cash and equivalents include cash, term deposits, treasury bills and money market investments with original maturities of less than 90 days.

	As at December 31, 2025	As at December 31, 2024
Cash deposits	$5,369	$3,120
Term deposits	1,337	954
	$6,706	$4,074
Of total cash and cash equivalents as of December 31, 2025, $nil (2024: $nil) was held in subsidiaries which have regulatory or contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and are therefore not available for general use by the Company.
b) Debt and Interest[1]

	Closing balance December 31, 2024	Proceeds	Repayments	Amortization and other[2]	Closing balance December 31, 2025
5.7% notes[3,10]	$844	$—	$—	$—	$844
5.25% notes[4]	373	—	—	—	373
5.80% notes[5,10]	397	—	—	2	399
6.35% notes[6,10]	595	—	—	—	595
Other fixed rate notes[7,10]	1,042	—	(2)	2	1,042
Leases[8]	59	—	(12)	—	47
Other debt obligations	574	—	(12)	(4)	558
5.75% notes[9,10]	845	—	—	—	845
	$4,729	$—	($26)	$—	$4,703
Less: current portion[11]	(24)				(56)
	$4,705				$4,647

	Closing balance December 31, 2023	Proceeds	Repayments	Amortization and other[2]	Closing balance December 31, 2024
5.7% notes[3,10]	$844	$—	$—	$—	$844
5.25% notes[4]	373	—	—	—	373
5.80% notes[5,10]	396	—	—	1	397
6.35% notes[6,10]	595	—	—	—	595
Other fixed rate notes[7,10]	1,042	—	—	—	1,042
Leases[8]	56	—	(14)	17	59
Other debt obligations	576	—	—	(2)	574
5.75% notes[9,10]	844	—	—	1	845
	$4,726	$—	($14)	$17	$4,729
Less: current portion[11]	(11)				(24)
	$4,715				$4,705
[1]The agreements that govern our long-term debt each contain various provisions which are not summarized herein. These provisions allow
Barrick, at its option, to redeem indebtedness prior to maturity at specified prices and also may permit redemption of debt by Barrick upon the occurrence of certain specified changes in tax legislation.
[2]Amortization of debt premium/discount and increases (decreases) in capital leases.
[3]Consists of $850 million (2024: $850 million) of our wholly-owned subsidiary Barrick North America Finance LLC (“BNAF”) notes due 2041.
[4]Consists of $375 million (2024: $375 million) of 5.25% notes which mature in 2042.
[5]Consists of $400 million (2024: $400 million) of 5.80% notes which mature in 2034.
[6]Consists of $600 million (2024: $600 million) of 6.35% notes which mature in 2036.
[7]Consists of  $1.1 billion (2024: $1.1 billion) in conjunction with our wholly-owned subsidiary BNAF and our wholly-owned subsidiary Barrick
(PD) Australia Finance Pty Ltd. (“BPDAF”). This consists of $250 million (2024: $250 million) of BNAF notes due 2038 and $805 million
(2024: $807 million) of BPDAF notes due 2039.
[8]Consists primarily of leases at Nevada Gold Mines, $9 million, Loulo-Gounkoto, $17 million, Veladero, $2 million, Lumwana, $1 million,
Hemlo, $nil, North Mara, $4 million, Tongon, $nil, and Reko Diq, $9 million (2024: $12 million, $18 million, $2 million, $1 million, $9 million,
$4 million, $5 million, $nil, respectively).
[9]Consists of $850 million (2024: $850 million) in conjunction with our wholly-owned subsidiary BNAF.
10We provide an unconditional and irrevocable guarantee on all BNAF, BPDAF, Barrick Gold Finance Company (“BGFC”), and Barrick (HMC)
Mining (“BHMC”) notes and generally provide such guarantees on all BNAF, BPDAF, BGFC, and BHMC notes issued, which rank equally with our other unsecured and unsubordinated obligations.
[11]The current portion of long-term debt consists of $9 million of leases (2024: $13 million) and $47 million of other debt obligations (2024: $11 million).

5.7% Notes
In June 2011, BNAF issued an aggregate of $4.0 billion in
debt securities including $850 million of 5.70% notes that
mature in 2041 issued by BNAF (collectively, the “BNAF
Notes”). Barrick provides an unconditional and irrevocable
guarantee of the BNAF Notes, which rank equally with
Barrick’s other unsecured and unsubordinated obligations.
5.25% Notes
On April 3, 2012, we issued an aggregate of $2 billion in
debt securities including $750 million of 5.25% notes that
mature in 2042. During 2022, $375 million of the 5.25%
notes was repaid.
Other Fixed Rate Notes
On October 16, 2009, we issued debentures through our
wholly-owned indirect subsidiary BPDAF consisting of $850
million of 30-year notes with a coupon rate of 5.95%. We
also provide an unconditional and irrevocable guarantee of
these payments, which rank equally with our other
unsecured and unsubordinated obligations. During 2023,
$43 million of the 5.95% notes was repaid. During 2025,
$2 million of the 5.95% notes was repaid.
In September 2008, we issued an aggregate of
$1.25 billion of notes through our wholly-owned indirect
subsidiaries BNAF and BGFC including $250 million of 30-
year notes with a coupon rate of 7.5%. We also provide an
unconditional and irrevocable guarantee of these payments,
which rank equally with our other unsecured and
unsubordinated obligations.
5.75% Notes
On May 2, 2013, we issued an aggregate of $3 billion in
notes through Barrick and our wholly-owned indirect
subsidiary BNAF including $850 million of 5.75% notes
issued by BNAF that mature in 2043. $2 billion of the net
proceeds from this offering was used to repay amounts
outstanding under our revolving Credit Facility at that time.
We provide an unconditional and irrevocable guarantee on
the $850 million of 5.75% notes issued by BNAF, which
rank equally with our other unsecured and unsubordinated
obligations.
Credit Facility
In May 2025, we completed an update of the credit and
guarantee agreement (the “Credit Facility”) with certain
Lenders, which requires such Lenders to make available to
us a credit facility of $3.0 billion or the equivalent amount in
Canadian dollars. The Credit Facility, which is unsecured,
currently has an interest rate of Secured Overnight
Financing Rate (“SOFR”) plus 1.00% on drawn amounts,
and a standby rate of 0.09% on undrawn amounts. The
Credit Facility incorporates sustainability-linked metrics
which are made up of annual environmental and social
performance targets directly influenced by Barrick's actions, rather than based on external ratings. The performance
targets include Scope 1 and Scope 2 greenhouse gas
emissions intensity, water use efficiency (reuse and
recycling rates), and total recordable injury frequency rate.
Barrick may incur positive or negative pricing adjustments
on drawn credit spreads and standby fees based on its
sustainability performance versus the targets that have
been set. As part of the update, the termination date of the
Credit Facility was extended from May 2029 to May 2030.
The Credit Facility was undrawn as at December 31, 2025.

Interest

	2025		2024
For the years ended December 31	Interest cost	Effective rate[1]	Interest cost	Effective rate[1]
5.7% notes	$49	5.74%	$49	5.74%
5.25% notes	20	5.29%	20	5.29%
5.80% notes	23	5.85%	23	5.85%
6.35% notes	38	6.41%	38	6.41%
Other fixed rate notes	68	6.41%	68	6.41%
Leases	4	6.60%	4	8.16%
Other debt obligations	34	6.17%	35	6.17%
5.75% notes	49	5.79%	49	5.79%
Deposits on Pascua-Lama silver sale agreement (note 29)	5	2.82%	5	2.82%
Deposits on Pueblo Viejo gold and silver streaming agreement (note 29)	18	4.04%	28	6.16%
Other interest[2]	106		138
	$414		$457
Less: interest capitalized	(55)		(33)
	$359		$424
[1]The effective rate includes the stated interest rate under the debt agreement, amortization of debt issue costs and debt discount/premium and the impact of interest rate contracts designated in a hedging relationship with debt.
[2]This includes $11 million (2024: $78 million) relating to finance costs in Argentina.
Scheduled Debt Repayments[1]

	Issuer	Maturity Year	2026	2027	2028	2029	2030	2031 and thereafter	Total
7.37% notes[2]	BGC	2026	$32	$—	$—	$—	$—	$—	$32
8.05% notes[2]	BGC	2026	15	—	—	—	—	—	15
6.38% notes[2]	BGC	2033	—	—	—	—	—	200	200
5.80% notes	BGC	2034	—	—	—	—	—	200	200
5.80% notes	BGFC	2034	—	—	—	—	—	200	200
6.45% notes[2]	BGC	2035	—	—	—	—	—	300	300
6.35% notes	BHMC	2036	—	—	—	—	—	600	600
7.50% notes[3]	BNAF	2038	—	—	—	—	—	250	250
5.95% notes[3]	BPDAF	2039	—	—	—	—	—	805	805
5.70% notes	BNAF	2041	—	—	—	—	—	850	850
5.25% notes	BGC	2042	—	—	—	—	—	375	375
5.75% notes	BNAF	2043	—	—	—	—	—	850	850
			$47	$—	$—	$—	$—	$4,630	$4,677
Minimum annual payments under leases			$9	$9	$5	$4	$3	$17	$47
[1]This table illustrates the contractual undiscounted cash flows, and may not agree with the amounts disclosed in the consolidated balance sheet.
[2]Included in Other debt obligations in the Long-Term Debt table.
[3]Included in Other fixed rate notes in the Long-Term Debt table.
c)    Derivative Instruments (“Derivatives”)
In the normal course of business, our assets, liabilities and forecasted transactions, as reported in US dollars, are
impacted by various market risks including, but not limited
to:

Item	Impacted by
● Revenue	● Prices of gold, silver and copper
● Cost of sales
o Consumption of diesel fuel, propane, natural gas, and electricity	o Prices of diesel fuel, propane, natural gas, and electricity
o Non-US dollar expenditures	o Currency exchange rates - US dollar versus A$, ARS, C$, DOP, EUR, TZS, XOF, ZAR and ZMW
● General and administration, exploration and evaluation costs	● Currency exchange rates - US dollar versus A$, ARS, C$, DOP, GBP, PKR, TZS, XOF, ZAR, and ZMW
● Capital expenditures
o Non-US dollar capital expenditures	o Currency exchange rates - US dollar versus A$, ARS, C$, DOP, EUR, GBP, PKR, TZS, XOF, ZAR, and ZMW
o Consumption of steel	o Price of steel
● Interest earned on cash and equivalents	● US dollar interest rates
● Interest paid on fixed- rate borrowings	● US dollar interest rates
The time frame and manner in which we manage those
risks varies for each item based upon our assessment of
the risk and available alternatives for mitigating risk. For these particular risks, we believe that derivatives are an
appropriate way of managing the risk.
We use derivatives as part of our risk
management program to mitigate variability associated with
changing market values related to the hedged item. Many
of the derivatives we use meet the hedge effectiveness
criteria and are designated in a hedge accounting
relationship.
Certain derivatives are designated as either
hedges of the fair value of recognized assets or liabilities or of firm commitments (“fair value hedges”) or hedges of
highly probable forecasted transactions (“cash flow
hedges”), collectively known as “accounting hedges”.
Hedges that are expected to be highly effective in achieving offsetting changes in fair value or cash flows are assessed
on an ongoing basis to determine that they actually have
been highly effective throughout the financial reporting
periods for which they were designated. Some of the
derivatives we use are effective in achieving our risk
management objectives, but they do not meet the strict
hedge accounting criteria. These derivatives are considered
to be “non-hedge derivatives”.
During 2024, we did not enter into any derivative
contracts for US dollar interest rates, currencies, metals or commodity inputs.
During 2025, we entered into 25,000 ounces of
zero cost gold collars that mature every month between
September 2025 and August 2028 for a total of 900,000
ounces. These contracts contain purchased put and sold
call options with strike prices of $3,100/oz and $4,310/oz,
respectively. They are designated as cash flow hedges,
with the effective portion of the hedge recognized in other
comprehensive income (loss) and the ineffective portion
recognized as loss (gain) on non-hedge derivatives. The
realized loss (gain) related to these positions is $nil for
2025 (2024: $nil). As at December 31, 2025, the fair value
of the remaining derivatives is a loss of $386 million
(December 31, 2024: $nil), with $89 million recorded as
other current liabilities and $297 million recorded as other non-current liabilities (December 31, 2024: $nil and $nil,
respectively). As at December 31, 2025, 800,000 ounces of
gold collars remain outstanding.